Treasury Risk Management - Maturity analysis of financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Treasury Risk Management
Derivative and non-derivative financial liabilities, undiscounted cash flows	€ (6,415)	€ (2,069)
Financial liabilities, carrying amount	(6,394)	(2,011)
Non-derivative Financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(6,417)	(2,174)
Financial liabilities, carrying amount	(6,396)	(2,116)
Bank loans and overdrafts
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(35)	(35)
Financial liabilities, carrying amount	(35)	(35)
Bonds and other loans
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(3,077)
Financial liabilities, carrying amount	(3,077)
Related party loans with Unilever
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows		(9)
Financial liabilities, carrying amount		(9)
Lease liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(164)	(202)
Financial liabilities, carrying amount	(143)	(144)
Other financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(133)	(145)
Financial liabilities, carrying amount	(133)	(145)
Trade payables excluding social security and sundry taxes
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(3,008)	(1,783)
Financial liabilities, carrying amount	(3,008)	(1,783)
Derivatives
Treasury Risk Management
Derivative financial liabilities, undiscounted cash flows	2	105
Financial liabilities, carrying amount	2	105
Within 1 year
Treasury Risk Management
Derivative and non-derivative financial liabilities, undiscounted cash flows	(2,966)	(1,771)
Within 1 year | Non-derivative Financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(2,967)	(1,876)
Within 1 year | Bank loans and overdrafts
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(34)	(35)
Within 1 year | Related party loans with Unilever
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows		(9)
Within 1 year | Lease liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(49)	(57)
Within 1 year | Trade payables excluding social security and sundry taxes
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(2,884)	(1,775)
Within 1 year | Derivatives
Treasury Risk Management
Derivative financial liabilities, undiscounted cash flows	1	105
Due between 1 and 2 years
Treasury Risk Management
Derivative and non-derivative financial liabilities, undiscounted cash flows	(154)	(188)
Due between 1 and 2 years | Non-derivative Financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(155)	(188)
Due between 1 and 2 years | Bank loans and overdrafts
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(1)
Due between 1 and 2 years | Lease liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(30)	(35)
Due between 1 and 2 years | Other financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows		(145)
Due between 1 and 2 years | Trade payables excluding social security and sundry taxes
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(124)	(8)
Due between 1 and 2 years | Derivatives
Treasury Risk Management
Derivative financial liabilities, undiscounted cash flows	1
Due between 2 and 3 years
Treasury Risk Management
Derivative and non-derivative financial liabilities, undiscounted cash flows	(254)	(26)
Due between 2 and 3 years | Non-derivative Financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(254)	(26)
Due between 2 and 3 years | Bonds and other loans
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(100)
Due between 2 and 3 years | Lease liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(21)	(26)
Due between 2 and 3 years | Other financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(133)
Due between 3 and 4 years
Treasury Risk Management
Derivative and non-derivative financial liabilities, undiscounted cash flows	(761)	(18)
Due between 3 and 4 years | Non-derivative Financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(761)	(18)
Due between 3 and 4 years | Bonds and other loans
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(745)
Due between 3 and 4 years | Lease liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(16)	(18)
Due between 4 and 5 years
Treasury Risk Management
Derivative and non-derivative financial liabilities, undiscounted cash flows	(12)	(34)
Due between 4 and 5 years | Non-derivative Financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(12)	(34)
Due between 4 and 5 years | Lease liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(12)	(34)
Later than 5 years
Treasury Risk Management
Derivative and non-derivative financial liabilities, undiscounted cash flows	(2,268)	(32)
Later than 5 years | Non-derivative Financial liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(2,268)	(32)
Later than 5 years | Bonds and other loans
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	(2,232)
Later than 5 years | Lease liabilities
Treasury Risk Management
Non-derivative financial liabilities, undiscounted cash flows	€ (36)	€ (32)